Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
Earnings per share

3. Earnings per share

The Company utilizes the two-class method to report earnings per share. Basic earnings per share is computed by dividing net income available to each class of shares, less earnings available to participating securities, divided by the weighted average number of outstanding common shares for each class of shares. Diluted earnings per share is computed by dividing net income available to each class of shares, less earnings available to participating securities, divided by the weighted average number of outstanding ordinary shares, plus dilutive potential ordinary shares, which is calculated using the treasury-stock method. Under the treasury-stock method, potential ordinary shares are excluded from the computation of EPS in periods in which they have an anti-dilutive effect. The potentially dilutive ordinary shares did not have a dilutive effect on the Company’s EPS calculation for the years ended December 31, 2025, 2024 and 2023.

The Company allocates dividends declared to Class A Ordinary Shares and Class B Ordinary Shares based on timing and amounts actually declared for each class of stock and the undistributed earnings are allocated to Class A Ordinary Shares and Class B Ordinary Shares pro rata on a basic weighted average shares outstanding basis since the two classes of stock participate equally on a per share basis upon liquidation.

The following table sets forth the calculation of basic and diluted net income per common share under the two-class method:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Class A – Net (loss) income	$(1,053,636)	$284,694	$3,718,240
Class B – Net (loss) income	(442,705)	-	-

(Loss) Earnings per ordinary share
Class A – Basic and diluted	$(0.11)	$0.02	$0.31
Class B – Basic and diluted	$(0.11)	$-	$-

Weighted average number of ordinary shares outstanding
Class A – Basic and diluted	9,210,660	12,000,534	12,000,534
Class B – Basic and diluted	3,870,038	-	-